UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2003

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, and 2) we included the Dreyfus A Bonds Plus fund and we should not have. The Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
121823
3239124
SH

SOLE

3116024
0
123100
Allstate Corp.
Common
020002101
117313
3536728
SH

SOLE

3386428
0
150300
American Express Co.
Common
025816109
128739
3874187
SH

SOLE

3709237
0
164950
American International Group Inc.
Common
026874107
1300
26285
SH

SOLE

26285
0
0
AOL Time Warner
Common
00184a105
599
55115
SH

SOLE

11615
0
43500
Apache Corp.
Common
037411105
1763
28560
SH

SOLE

6720
0
21840
Automatic Data Process
Common
053015103
385
12495
SH

SOLE

12495
0
0
Bank of America Corp.
Common
060505104
756
11316
SH

SOLE

0
0
11316
Bank Of New York
Common
640571022
431
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
5104
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
166
14000
SH

SOLE

14000
0
0
Blackrock Invt.Quality
Common
09247D105
247
18000
SH

SOLE

18000
0
0
Block H & R Inc.
Common
093671105
300
7018
SH

SOLE

7018
0
0
BP Amoco PLC
Sponsored ADR
055622104
248
6436
SH

SOLE

616
0
5820
Bristol Myers Squibb
Common
110122108
330
15630
SH

SOLE

15630
0
0
Cendant Corp.
Common
151313103
156746
12342204
SH

SOLE

11826304
0
515900
ChevronTexaco Corp
Common
166764100
82067
1269406
SH

SOLE

1214616
0
54790
Chubb Corp.
Common
171232101
103159
2327606
SH

SOLE

2255356
0
72250
Citigroup Inc.
Common
172967101
142196
4127615
SH

SOLE

3972064
0
155551
Colgate Palmolive Co.
Common
194162103
474
8714
SH

SOLE

8714
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
140697
5118131
SH

SOLE

4885986
0
232145
CVS Corp.
Common
126650100
117397
4922299
SH

SOLE

4736249
0
186050
Devon Energy Corp.
Common
25179M103
104436
2165815
SH

SOLE

2091945
0
73870
Dupont De Nemours & Co.
Common
263534109
120897
3111089
SH

SOLE

3006229
0
104860
El Paso Corporation
Common
28336L109
73
12100
SH

SOLE

12100
0
0
Emerson Electric
Common
291011104
139132
3067952
SH

SOLE

2945302
0
122650
Exelon Corp.
Common
30161n101
126677
2512939
SH

SOLE

2406779
0
106160
Exxon Mobil Corp.
Common
30231G102
303
8682
SH

SOLE

8682
0
0
Fannie Mae
Common
313586109
8013
122610
SH

SOLE

101010
0
21600
Fleet Boston Financial
Common
339030108
138866
5815175
SH

SOLE

5576075
0
239100
Ford Motor Co.
Common
345370860
292
38889
SH

SOLE

28400
0
10489
Freddie Mac
Common
313400301
150328
2831040
SH

SOLE

2735690
0
95350
Gannett Inc.
Common
364730101
100853
1431955
SH

SOLE

1371355
0
60600
General Electric
Common
369604103
132341
5189858
SH

SOLE

4960898
0
228960
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
561
15932
SH

SOLE

2276
0
13656
Goldman Sachs Group
Common
38141G104
5111
75070
SH

SOLE

74170
0
900
HCA Inc.
Common
404119109
116825
2824580
SH

SOLE

2711680
0
112900
Home Depot
Common
437076102
215
8839
SH

SOLE

8839
0
0
Honeywell
Common
438516106
77629
3634338
SH

SOLE

3492488
0
141850
Imaging Diagnostic System
Common
45244w100
3
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
166
10650
SH

SOLE

10650
0
0
International Business Machines
Common
459200101
1607
20486
SH

SOLE

20486
0
0
J.P. Morgan Chase & Co.
Common
46625h100
392
16527
SH

SOLE

9327
0
7200
John Hancock Financial Services
Common
41014S106
101549
3655488
SH

SOLE

3505938
0
149550
Johnson & Johnson
Common
478160104
504
8702
SH

SOLE

7754
0
948
Kerr McGee Corp.
Common
492386107
119957
2953873
SH

SOLE

2858373
0
95500
Liberty Media Corporation
Common
530718105
142495
14644938
SH

SOLE

14005210
0
639728
Lilly (Eli) & Co.
Common
532457108
457
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
127517
2327797
SH

SOLE

2231527
0
96270
Merrill Lynch
Common
590188108
79132
2235370
SH

SOLE

2144120
0
91250
MGIC Investment
Common
552848103
120122
3058878
SH

SOLE

2940028
0
118850
Minnesota Mining & Maufacturing Co.
Common
88579Y101
364
2800
SH

SOLE

2800
0
0
Muniyield Insured
Common
62630E107
319
22000
SH

SOLE

22000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
349
22000
SH

SOLE

22000
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
283
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
95139
8042218
SH

SOLE

7734588
0
307630
Oxford Health Plans
Common
691471106
118451
3901554
SH

SOLE

3751614
0
149940
Pepsico Inc.
Common
713448108
210
5240
SH

SOLE

5240
0
0
Pfizer Inc.
Common
717081103
1222
39211
SH

SOLE

39211
0
0
Pitney Bowes Inc.
Common
724479100
126581
3965575
SH

SOLE

3811225
0
154350
Prime Energy Corp.
Common
7.42E+108
166
20500
SH

SOLE

0
0
20500
Procter & Gamble
Common
742718109
1046
11748
SH

SOLE

11748
0
0
Quadrex Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
140463
6301614
SH

SOLE

6054214
0
247400
Royal Dutch Petroleum
NY Reg Gldr 5
780257804
208
5100
SH

SOLE

5100
0
0
Safeway Inc.
Common
786514208
75704
3999168
SH

SOLE

3836168
0
163000
Sun Microsystems
Common
866810104
37
11200
SH

SOLE

11200
0
0
Textron Inc.
Common
883203101
59838
2179110
SH

SOLE

2079820
0
99290
Tyco International Ltd.
Common
902124106
257
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
207
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Muni. Opptn.
Common
920935103
166
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
622
17584
SH

SOLE

6644
0
10940
Viacom Inc. Class B
Class B
925524308
554
15170
SH

SOLE

15170
0
0
Walt Disney Productions
Common
254687106
232
13609
SH

SOLE

13609
0
0
Wellpoint Health Network
Common
94973H108
721
9400
SH

SOLE

9400
0
0
Whirlpool Corp.
Common
963320106
126524
2580545
SH

SOLE

2479095
0
101450
Wyeth
Common
983024100
249
6582
SH

SOLE

6582
0
0
XL Capital Ltd. Class A
Class A
g98255105
418
5900
SH

SOLE

5900
0
0
YUM! Brands
Common
988498101
131951
5423401
SH

SOLE

5207851
0
215550

















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$3,920,977

List of Other Included Managers:

No.	13F File Number	Name

None